Annual Total Returns - Franklin Small Cap Value VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Small Cap Value VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	28.23%
Annual Return 2011	(3.76%)
Annual Return 2012	18.39%
Annual Return 2013	36.24%
Annual Return 2014	0.57%
Annual Return 2015	(7.39%)
Annual Return 2016	30.19%
Annual Return 2017	10.65%
Annual Return 2018	(12.88%)
Annual Return 2019	26.35%